Deposits and Other Current Assets, Net	12 Months Ended
Mar. 31, 2026
Deposits and Other Current Assets, Net [Abstract]
DEPOSITS AND OTHER CURRENT ASSETS, NET

NOTE 7 — DEPOSITS AND OTHER CURRENT ASSETS, NET

Deposits and other current assets, net consisted of the following:

	As of March 31,
	2026	2025
Deposits	$65,630	$82,929
Other current assets	51,865	1,110
Interest receivable	—	1,535
Less: allowance for expected credit loss	(1,180)	(302)
	$116,315	$85,272

The movement of allowances for expected credit loss is as follow:

	As of March 31,
	2026	2025
Balance at beginning of the year	$302	$54
Provision	884	247
Exchange difference	(6)	1
Balance at end of the year	$1,180	$302